Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We maintain a cyber risk management program designed to identify, manage, mitigate, and respond to cybersecurity threats. This program is a vital component of our overall risk management program as we recognize that cybersecurity risks may have significant operational, financial, and reputational impacts on us. This program supports the management of information security risks in accordance with our risk profile and business strategy, which is informed by recognized industry standards, such as ISO 27001.

We have adopted a risk management process where our Board of Directors, aided by our Audit Committee, is ultimately responsible for overseeing our risk management efforts. Our security team has established cybersecurity policies and frameworks, defining roles and responsibilities and setting goals to implement such policies and frameworks. We have also developed and integrated planned mitigation measures and programs into our overall risk management framework, including security protocols, system updates, cybersecurity awareness training for employees, and incident response plans. For additional guidance, we also refer to the National Institute of Standards and Technology Cybersecurity Framework.  With respect to third party service providers, we obligate our vendors to adhere to privacy and cybersecurity measures, and we perform risk assessments of vendors, including their ability to protect data from unauthorized access.

As described in Part 3D “Risk Factors— Risks Related to Arqit’s Business and Operations,” Arqit, and the third-party vendors upon which Arqit relies, have experienced, and may in the future experience, cybersecurity threats, including threats or attempts to disrupt its information technology infrastructure and unauthorized attempts to gain access to sensitive or confidential information, any of which could materially and adversely affect our business. While we have experienced such threats, we have not identified any cybersecurity threats or incidents that have materially affected us or are reasonably likely to materially affect us, including our business strategy, results of operations, or financial condition. For more information on risks to us from cybersecurity threats, see “If any of Arqit’s third parties’ systems, its customers’ cloud or on-premises environments, or its internal systems are breached or if unauthorized access to customer or third-party data is otherwise obtained, public perception of its business may be harmed, and Arqit may lose business and incur losses or liabilities” in Part 3D “Risk Factors— Risks Related to Arqit’s Business and Operations”.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We maintain a cyber risk management program designed to identify, manage, mitigate, and respond to cybersecurity threats. This program is a vital component of our overall risk management program as we recognize that cybersecurity risks may have significant operational, financial, and reputational impacts on us. This program supports the management of information security risks in accordance with our risk profile and business strategy, which is informed by recognized industry standards, such as ISO 27001.

We have adopted a risk management process where our Board of Directors, aided by our Audit Committee, is ultimately responsible for overseeing our risk management efforts. Our security team has established cybersecurity policies and frameworks, defining roles and responsibilities and setting goals to implement such policies and frameworks. We have also developed and integrated planned mitigation measures and programs into our overall risk management framework, including security protocols, system updates, cybersecurity awareness training for employees, and incident response plans. For additional guidance, we also refer to the National Institute of Standards and Technology Cybersecurity Framework.  With respect to third party service providers, we obligate our vendors to adhere to privacy and cybersecurity measures, and we perform risk assessments of vendors, including their ability to protect data from unauthorized access.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	The Board of Directors has overall responsibility for risk oversight and has delegated oversight of our cybersecurity program to the Audit Committee which in turn receives regular briefings from our experienced and certified security team, who own our cybersecurity and information security posture, key risks, and the progress of cybersecurity risk reduction initiatives. Our security team conducts regular compliance assessments, which are documented and discussed at monthly management risk meetings.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Audit Committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	The Board of Directors has overall responsibility for risk oversight and has delegated oversight of our cybersecurity program to the Audit Committee which in turn receives regular briefings from our experienced and certified security team, who own our cybersecurity and information security posture, key risks, and the progress of cybersecurity risk reduction initiatives.
Cybersecurity Risk Role of Management [Text Block]	The Board of Directors has overall responsibility for risk oversight and has delegated oversight of our cybersecurity program to the Audit Committee which in turn receives regular briefings from our experienced and certified security team, who own our cybersecurity and information security posture, key risks, and the progress of cybersecurity risk reduction initiatives. Our security team conducts regular compliance assessments, which are documented and discussed at monthly management risk meetings
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	security team
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	experienced and certified security team
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our security team conducts regular compliance assessments, which are documented and discussed at monthly management risk meetings
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true